TERM LOAN AND OTHER DEBT - Additional information (Details) $ in Thousands, $ in Thousands					3 Months Ended	12 Months Ended
	Jul. 17, 2021 CAD ($)	Dec. 23, 2020 CAD ($) installment	Nov. 30, 2020 CAD ($)	May 29, 2020 CAD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2020 CAD ($)	Jun. 17, 2021 CAD ($)	May 29, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		$ 2,500
Amount of prepayment made						$ 2,304	$ 10,500
Interest rate		11.00%
Number of instalments | installment		2
Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount				$ 40,000
Borrowings term (in years)				3 years
Maximum increase in additional aggregate commitments				$ 10,000					$ 10
Deferred costs incurred				$ 606	$ 57
Minimum amount of liquidity covenant			$ 5,000		$ 5,000		$ 5,000	$ 10,000
Interest rate			4.00%		4.00%	4.40%	4.00%
Financing costs incurred						$ 863	$ 199
Accelerated accretion	$ 46					506
Credit Facility [Member] | For Four Quarters Commencing August 31, 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Amount of quarterly payment						500
Credit Facility [Member] | For Four Quarters Commencing August 31, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Amount of quarterly payment						625
Credit Facility [Member] | For Three Quarters Commencing August 31, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Amount of quarterly payment						750
Credit Facility [Member] | Minimum
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate (in percent)			2.00%	2.00%	2.00%		2.00%		2.00%
Credit Facility [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate (in percent)			2.75%	2.50%	2.75%		2.75%		2.50%
Secured Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount				$ 20,000
Amount of prepayment made						2,250	$ 10,500
Accelerated accretion						$ 570	101
Secured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount			$ 9,500	$ 20,000	$ 9,500		$ 9,500
Amount of prepayment made			$ 9,500